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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               --------------

Check here if Amendment [  ]; Amendment Number:
                                               --------------------------------
         This Amendment (Check only one.):      [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Perseus, L.L.C.
             ----------------------------------------------------------
Address:     2099 Pennsylvania Avenue, N.W., Suite 900
             ----------------------------------------------------------
             Washington, D.C.  20006
             ----------------------------------------------------------

             ----------------------------------------------------------

Form 13F File Number:  028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Rodd Macklin
             ----------------------------------------------------------
Title:       Chief Financial Officer, Treasurer and Secretary
             ----------------------------------------------------------
Phone:       (202) 772-1481
             ----------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Rodd Macklin                  Washington, D.C.           May 3, 2005
------------------------     ------------------------    -----------------------
         [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                             0
                                            ---------------------------

Form 13F Information Table Entry Total:                       18
                                            ---------------------------

Form 13F Information Table Value Total:                       $121,413
                                            ---------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE



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
                                                      FORM 13F INFORMATION TABLE
           COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------------   --------------  --------  --------   ------------------ ---------- --------  ---------------------
                                                                                                                 VOTING AUTHORITY
                                                            VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      -------------------
        NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
        --------------           --------------    -----   --------   -------   --- ---- ---------- --------    ----   ------  ----
   Allos Therapeutics, Inc.          Common      019777101    $645    312,900   SH        DEFINED             312,900
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      Beacon Power Corp.             Common      073677106  $7,727  7,502,351   SH        DEFINED            7,502,351
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     Cardiac Science, Inc.           Common      141410209  $2,426  2,109,705   SH        DEFINED            2,109,705
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CollaGenex Pharmaceuticals Inc.      Common      19419B100     $26      5,499   SH        DEFINED                5,499
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  Distributed Energy Systems         Common     00025475V1  $2,540    746,980   SH        DEFINED              746,980
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      Diversa Corporation            Common      255064107  $2,709    544,000   SH        DEFINED              544,000
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     Evergreen Solar Inc.            Common     00030033R1 $10,751  1,520,585   SH        DEFINED            1,520,585
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        Exelixis, Inc.               Common      30161Q104  $6,113    643,480   SH        DEFINED              643,480
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La Jolla Pharmaceutical Company      Common      503459109    $210    300,000   SH        DEFINED              300,000
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 Sciclone Pharmaceuticals Inc.       Common      80862K104    $306    107,860   SH        DEFINED              107,860
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       [Repeat as necessary]


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
                                                      FORM 13F INFORMATION TABLE
           COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------------   --------------  --------  --------   ------------------ ---------- --------  ---------------------
                                                                                                                 VOTING AUTHORITY
                                                            VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER     ---------------------
        NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
        --------------           --------------    -----   --------   -------   --- ---- ---------- --------   ----    ------   ----
        Allos Therapeutics           Common     019777101   $3,558  1,727,300   SH        OTHER                       1,727,300
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     Auxilium Pharmaceuticals        Common     05334D107  $19,527  3,265,314   SH        OTHER                       3,265,314
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    Barrier Therapeutics, Inc.       Common     00006850R1 $36,010  2,324,734   SH        OTHER                       2,324,734
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         Bioenvision, Inc.           Common     00009059N1  $2,157    375,044   SH        OTHER                         375,044
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 CollaGenex Pharmaceuticals, Inc.    Common     19419B100     $101     21,681   SH        OTHER                          21,681
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IntraBiotics Pharmaceuticals, Inc.   Common     46116T100     $350     97,133   SH        OTHER                          97,133
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           Myogen, Inc.              Common     00062856E1 $20,491  2,597,142   SH        OTHER                      2,597,142
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          Valentis, Inc.             Common     91913E104   $5,766  2,167,744   SH        OTHER                       2,167,744
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    [Repeat as necessary]
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